Transactions with Affiliates (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Transactions with Affiliates
Receivables from affiliates	$ 41,706,000		$ 41,706,000		$ 7,445,000	$ 22,883,000
Payables to related parties	85,307,000		85,307,000		76,846,000	6,900,000
SemGroup
Transactions with Affiliates
Sales to related party	43,427,000	3,780,000	117,233,000	3,780,000	306,780,000	32,431,000	29,200,000
Purchase from related parties	45,730,000	28,377,000	118,997,000	47,916,000	445,951,000	60,425,000	23,800,000
Receivables from affiliates	39,331,000		39,331,000		7,303,000
Payables to related parties	44,015,000		44,015,000		27,738,000	4,601,000
Equity method investee
Transactions with Affiliates
Sales to related party	9,131,000		9,131,000
Purchase from related parties	34,689,000		70,965,000
Receivables from affiliates	670,000		670,000
Payables to related parties	39,549,000		39,549,000		48,454,000
Entities affiliated with management
Transactions with Affiliates
Increase in property, plant and equipment			5,800,000		8,200,000
Sales to related party	1,706,000	58,769,000	1,854,000	109,872,000	110,824,000	16,828,000
Purchase from related parties	3,845,000	48,522,000	6,984,000	56,346,000	120,038,000	60,942,000
Receivables from affiliates	1,705,000		1,705,000		142,000	22,883,000
Payables to related parties	$ 1,743,000		$ 1,743,000		$ 654,000	$ 2,299,000